Trade and other payables (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	$ 460,627,211	$ 514,887,185
Trade and other payables, Non-current		45,275
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	377,576,378	423,583,701
Trade and other payables, Non-current		45,275
Trade An Other Current Payables [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	377,576,378	423,583,701
Trade and other payables, Non-current		45,275
Withholdings Payable [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	83,050,833	91,303,484
Trade and other payables, Non-current
Trade Accounts Payable Withholdings [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	83,050,833	91,303,484
Trade and other payables, Non-current
Total Trade An Other Current Payables [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables, Current	460,627,211	514,887,185
Trade and other payables, Non-current		$ 45,275